Harbor Target Retirement Funds

Supplement to Prospectus dated January 2, 2009

The target asset allocation for several of the Harbor Target Retirement Funds has been changed. The information below represents the current target asset allocation for each of those Funds and replaces the target asset allocation information set forth under the Principal Strategies and Investments section of the Risk/Return Summary for each of those Funds:

Harbor Target Retirement Income Fund:

¡      Harbor Bond Fund 43%

¡      Harbor Real Return Fund 20%

¡      Harbor Money Market Fund 15%

¡      Harbor International Fund 5%

¡      Harbor Large Cap Value Fund 4%

¡      Harbor Capital Appreciation Fund 3%

¡      Harbor Mid Cap Value Fund 2%

¡      Harbor Small Cap Value Fund 2%

¡      Harbor International Growth Fund 2%

¡      Harbor High-Yield Bond Fund 2%

¡      Harbor Mid Cap Growth Fund 1%

¡      Harbor Small Cap Growth Fund 1%

Harbor Target Retirement 2010 Fund:

¡      Harbor Bond Fund 34%

¡      Harbor Money Market Fund 15%

¡      Harbor Real Return Fund 13%

¡      Harbor Large Cap Value Fund 7%

¡      Harbor International Fund 7%

¡      Harbor High-Yield Bond Fund 6%

¡      Harbor Capital Appreciation Fund 4%

¡      Harbor Mid Cap Value Fund 3%

¡      Harbor International Growth Fund 3%

¡      Harbor Mid Cap Growth Fund 2%

¡      Harbor Small Cap Growth Fund 2%

¡      Harbor Small Cap Value Fund 2%

¡      Harbor Commodity Real Return Strategy Fund 2%

Harbor Target Retirement 2015 Fund:

¡      Harbor Bond Fund 33%

¡      Harbor Real Return Fund 11%

¡      Harbor Money Market Fund 10%

¡      Harbor International Fund 9%

¡      Harbor High-Yield Bond Fund 8%

¡      Harbor Large Cap Value Fund 7%

¡      Harbor Capital Appreciation Fund 5%

¡      Harbor International Growth Fund 4%

¡      Harbor Mid Cap Value Fund 3%

¡      Harbor Small Cap Value Fund 3%

¡      Harbor Commodity Real Return Fund 3%

¡      Harbor Mid Cap Growth Fund 2%

¡      Harbor Small Cap Growth Fund 2%

Harbor Target Retirement 2020 Fund:

¡      Harbor Bond Fund 33%

¡      Harbor International Fund 10%

¡      Harbor High-Yield Bond Fund 9%

¡      Harbor Real Return Fund 9%

¡      Harbor Large Cap Value Fund 8%

¡      Harbor Capital Appreciation Fund 6%

¡      Harbor Money Market Fund 5%

¡      Harbor Mid Cap Value Fund 4%

¡      Harbor International Growth Fund 4%

¡      Harbor Commodity Real Return Strategy Fund 4%

¡      Harbor Mid Cap Growth Fund 3%

¡      Harbor Small Cap Value Fund 3%

¡      Harbor Small Cap Growth Fund 2%

Harbor Target Retirement 2025 Fund:

¡      Harbor Bond Fund 29%

¡      Harbor International Fund 12%

¡      Harbor Large Cap Value Fund 11%

¡      Harbor High-Yield Bond Fund 10%

¡      Harbor Capital Appreciation Fund 7%

¡      Harbor Real Return Fund 6%

¡      Harbor Mid Cap Value Fund 5%

¡      Harbor International Growth Fund 5%

¡      Harbor Commodity Real Return Fund 5%

¡      Harbor Small Cap Value Fund 4%

¡      Harbor Mid Cap Growth Fund 3%

¡      Harbor Small Cap Growth Fund 3%

Effective September 23, 2009

Investors Should Retain This Supplement For Future Reference